Brighthouse Life Insurance Company of NY

285 Madison Avenue, Suite 1400

New York, NY 10017

April 29, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY
File No. 333-279315
(Brighthouse Shield® Level II 6-Year Annuity)
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”) each dated April 27, 2026 being used for certain registered annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 2 filed electronically with the Commission on April 20, 2026.

If you have any questions, please contact me at (980) 949-4167.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Managing Corporate Counsel
Brighthouse Life Insurance Company of NY